Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total	Issuance Of Preferred Stock	Issuance Of Common Stock	Preferred Stock	Preferred Stock Issuance Of Preferred Stock	Common Stock	Common Stock Issuance Of Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Issuance Of Preferred Stock	Additional Paid-In Capital Issuance Of Common Stock	Retained Earnings (accumulated deficit)	Total Stockholder's Equity	Total Stockholder's Equity Issuance Of Preferred Stock	Total Stockholder's Equity Issuance Of Common Stock	Non-Controlling Interest
Beginning Balance at Dec. 31, 2009	$ 203					$ 0		$ 200			$ 1	$ 201			$ 2
Beginning Balance (in shares) at Dec. 31, 2009						20,000
Net income (loss)	4										4	4
Ending Balance at Dec. 31, 2010	207					0		200			5	205			2
Ending Balance (in shares) at Dec. 31, 2010						20,000
Net income (loss)	(370)										(112)	(112)			(258)
Distribution to non-controlling interest declared	(1,256)														(1,256)
Common dividends declared	(6)										(6)	(6)
Issuance of non-controlling interest	48,483														48,483
Ending Balance at Dec. 31, 2011	47,058					0		200			(113)	87			46,971
Ending Balance (in shares) at Dec. 31, 2011	20,000					20,000
Net income (loss)	427										(108)	(108)			535
Distribution to non-controlling interest declared	(3,247)														(3,247)
Preferred dividends	(15)										(15)	(15)
Common dividends declared	(165)										(165)	(165)
Issuance of shares (in shares)					125		325,063
Issuance of shares		100	3,193		0		3		100	3,190			100	3,193
Issuance of non-controlling interest	3,500														3,500
Ending Balance at Dec. 31, 2012	$ 50,851			$ 0		$ 3		$ 3,490			$ (401)	$ 3,092			$ 47,759
Ending Balance (in shares) at Dec. 31, 2012	345,063			125		345,063